RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Trade payables and accrued expenses	$ 58	$ 53
Amounts charged to research and development expenses	$ 141	$ 147	$ 194